VIA EDGAR

Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071

July 22, 2010

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Investment Managers Series Trust (filing relates to Ramius Dynamic Replication Fund)
(File Nos. 333-122901 and 811-21719)

Dear Sir or Madam:

We are attaching for filing on behalf of Investment Managers Series Trust (“Registrant”) Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 106 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended), relating to the Registrant’s Ramius Dynamic Replication Fund series (the “Fund”).

The attached Amendment is being filed for the purpose of updating non-material information contained in the prospectus and statement of additional information for the Fund. As noted on its facing page, the Amendment is being filed under paragraph (b) of Rule 485 under the 1933 Act to become effective on July 22, 2010.  We have assisted in the preparation of the Amendment, and we represent that the Amendment does not contain disclosures which render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please direct any inquiries regarding this filing to me at (213) 680-6477 or Michael Glazer at (213) 680-6646.

Very truly yours, /s/ Laurie A. Dee Laurie A. Dee

Enclosures